Schedule of Warrants Outstanding (Details) - shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 10, 2023
Class of Warrant or Right [Line Items]
Warrants outstanding	7,402,541	7,311,278	14,215,112	14,266,605
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	1,751,825	1,751,825	8,281,779	8,333,272
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	4,428,648	4,428,648	4,933,333	4,933,333
Working Capital Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	1,000,000	1,000,000	1,000,000	1,000,000
OrbiMed Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	222,068	130,805